INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	¥ 507,964	¥ 715,877
Less: Accumulated amortization	(908,528)	(767,917)
BCA
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	437,003	467,229
NCC
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	544,018	581,645
Trademark and domain name
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	339,471	338,920
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	¥ 96,000	¥ 96,000